Consolidated balance sheet - CAD ($) $ in Millions	Jul. 31, 2023		Oct. 31, 2022
ASSETS
Cash and non-interest-bearing deposits with banks	$ 13,545	[1]	$ 31,535
Interest-bearing deposits with banks	26,867		32,326
Securities (Note 5)	207,113		175,879
Cash collateral on securities borrowed	13,497		15,326
Securities purchased under resale agreements	73,888		69,213
Loans (Note 6)
Residential mortgages	272,525		269,706
Personal	45,552		45,429
Credit card	18,179		16,479
Business and government	194,350		188,542
Allowance for credit losses	(3,715)		(3,073)
Total loans	526,891		517,083
Other
Derivative instruments	30,035		43,035
Customers' liability under acceptances	11,325		11,574
Property and equipment	3,214		3,377
Goodwill	5,211		5,348
Software and other intangible assets	2,710		2,592
Investments in equity-accounted associates and joint ventures	675		632
Deferred tax assets	619		480
Other assets	27,411		35,197
Other miscellaneous assets	81,200		102,235
Total assets	943,001		943,597
Deposits (Note 7)
Personal	235,601		232,095
Business and government	394,491		397,188
Bank	22,094		22,523
Secured borrowings	52,319		45,766
Deposits	704,505		697,572
Obligations related to securities sold short	17,749		15,284
Cash collateral on securities lent	5,092		4,853
Obligations related to securities sold under repurchase agreements	81,863		77,171
Other
Derivative instruments	38,513		52,340
Acceptances	11,339		11,586
Deferred tax liabilities	42		45
Other liabilities	26,052		28,072
Other miscellaneous liabilities	75,946		92,043
Subordinated indebtedness (Note 8)	6,455		6,292
Equity
Contributed surplus	103		115
Retained earnings	29,796		28,823
Accumulated other comprehensive income (AOCI)	609		1,594
Total shareholders' equity	51,175		50,181
Non-controlling interests	216		201
Total equity	51,391		50,382
Total liabilities and equities	943,001		943,597
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 9)	4,925		4,923
Total equity	4,925		4,923
Common shares [member]
Equity
Issued shares (Note 9)	15,742		14,726
Total equity	$ 15,742		$ 14,726

[1]	Includes restricted cash of $471 million (April 30, 2023: $494 million; July 31, 2022: $482 million) and interest-bearing demand deposits with Bank of Canada.